Assets Held for Sale - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Aug. 02, 2025
Long-Lived Assets Held-for-Sale [Line Items]
Non-cash impairment charges		$ 84,988	$ 0	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Aerospace And Defense Business
Long-Lived Assets Held-for-Sale [Line Items]
Amount of agreement to sell business					$ 400,000
Industrial
Long-Lived Assets Held-for-Sale [Line Items]
Non-cash impairment charges	$ 85,000